Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2026 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities, affiliated investment Funds and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2026, the Fund owned 4.4% of Tax-Managed Growth Portfolio's outstanding interests, 47.6% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 40.3% of Tax-Managed Small-Cap Portfolio's outstanding interests and 21.8% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at July 31, 2026 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 9.5%

Security	Shares	Value
Eaton Vance Global Equity Income Fund, Class I(1)	4,072,410	$ 88,615,647
Affiliated Investment Funds (identified cost $71,249,935)		$ 88,615,647

Investments in Affiliated Portfolios — 86.5%

Description	Value
Tax-Managed Growth Portfolio (identified cost, $40,221,388)	$307,044,544
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $53,994,359)	147,140,716
Tax-Managed Small-Cap Portfolio (identified cost, $68,791,595)	76,012,938
Tax-Managed Value Portfolio (identified cost, $151,856,168)	278,061,838
Total Investments in Affiliated Portfolios (identified cost $314,863,510)	$808,260,036

Debt Obligations — 3.5%(2)

Security	Principal Amount (000's omitted)	Value
Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(3)(4)	$600	$ 650,594
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(3)(4)(5)	600	620,553
8.375% to 5/20/31(3)(4)(5)	200	203,250
Banco Santander SA, 9.625% to 5/21/33(3)(4)	800	933,859
Bank of America Corp.:
Series OO, 6.625% to 5/1/30(3)(4)	835	852,935
Series TT, 6.125% to 4/27/27(3)(4)	425	427,631
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	1,164	1,208,025
Barclays PLC, 8.00% to 3/15/29(3)(4)	726	764,233
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	203	185,628
7.75% to 8/16/29(3)(4)(5)	505	527,135
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	1,170	1,185,569
Citigroup, Inc.:
6.625% to 2/15/31(3)(4)	340	341,769
6.875% to 8/15/30(3)(4)	566	571,843
6.95% to 2/15/30(3)(4)	440	444,192
Deutsche Bank AG, 8.13% to 4/30/30(3)(4)(6)	400	421,648
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	429	445,430
Security	Principal Amount (000's omitted)	Value
Banks (continued)
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	$675	$ 630,726
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	393,505
ING Groep NV, 7.25% to 11/16/34(3)(4)(6)	675	701,722
JPMorgan Chase & Co., 6.875% to 6/1/29(3)(4)	525	542,433
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	972,448
NatWest Group PLC, 8.125% to 11/10/33(3)(4)	660	718,574
Nordea Bank Abp, 6.75% to 11/10/33(3)(4)(5)	850	847,826
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	801,769
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(4)	300	291,444
7.50% to 5/2/29, 5/2/84(4)	820	847,367
Societe Generale SA, 5.375% to 11/18/30(3)(4)(5)	1,034	984,402
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	230	236,302
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	585	583,866
Svenska Handelsbanken AB, 4.75% to 3/1/31(3)(4)(6)	600	567,257
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	800	839,240
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	975	1,005,236
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	134	132,932
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	382,325
6.85% to 9/10/29(3)(4)(5)	675	688,812
Wells Fargo & Co., 6.85% to 9/15/29(3)(4)	1,235	1,272,133
		$ 23,224,613
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$1,270	$ 1,173,679
		$ 1,173,679
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$437	$ 451,530
		$ 451,530
Diversified Financial Services — 0.2%
American AgCredit Corp., Series A, 8.746% to 9/15/26(3)(4)(5)	$914	$ 913,881
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	768	765,045
Series W, 7.50% to 2/10/29(3)(4)	230	238,560
Nomura Holdings, Inc., 7.00% to 7/15/30(3)(4)	300	305,232
		$ 2,222,718

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 580,360
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	576,858
		$ 1,157,218
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(3)(5)	$824	$ 824,000
		$ 824,000
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$678	$ 672,025
		$ 672,025
Insurance — 0.2%
Corebridge Financial, Inc., 6.875% to 12/1/30(3)(4)	$725	$ 744,197
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	1,176	1,168,227
Lincoln National Corp., Series C, 9.25% to 12/1/27(3)(4)	180	188,234
		$ 2,100,658
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 637,919
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	360,453
		$ 998,372
Total Debt Obligations (identified cost $32,403,476)		$ 32,824,813

Exchange-Traded Funds — 0.0%†

Security	Shares	Value
Equity Funds — 0.0%†
Eaton Vance Preferred Securities & Income ETF(1)	11,000	$ 547,226
Total Exchange-Traded Funds (identified cost $553,190)		$ 547,226

Preferred Stocks — 0.4%

Security	Shares	Value
Banks — 0.1%
Citigroup, Inc., Series II, 6.25%(7)	10,000	$ 245,700
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc., Series H, 7.375%	5,587	$ 144,256
Fifth Third Bancorp, 6.875%(4)	13,155	341,504
		$ 731,460
Consumer Finance — 0.0%†
Synchrony Financial, Series B, 8.25% to 5/15/29(4)	14,600	$ 378,432
		$ 378,432
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 265,020
7.25%	4,870	120,046
		$ 385,066
Financial Services — 0.0%†
Voya Financial, Inc., Series B, 5.35%(4)	15,900	$ 376,989
		$ 376,989
Insurance — 0.2%
American National Group, Inc., 7.375%	16,300	$ 387,940
Aspen Insurance Holdings Ltd., 7.00%	23,600	561,208
Athene Holding Ltd., Series A, 6.35%(4)	30,000	717,000
		$ 1,666,148
Total Preferred Stocks (identified cost $3,761,797)		$ 3,538,095

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(8)	627,268	$ 627,268
Total Short-Term Investments (identified cost $627,268)		$ 627,268
Total Investments — 100.0% (identified cost $423,459,176)		$934,413,085
Other Assets, Less Liabilities — (0.0)%†		$ (258,040)
Net Assets — 100.0%		$934,155,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $7,797,569 or 0.8% of the Fund's net assets.

(6)
Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $2,529,867 or 0.3% of the Fund's net assets.

(7)	Non-income producing security.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
The Fund did not have any open derivative instruments at July 31, 2026.
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $89,790,141, which represents 9.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class I	$70,983,704	$7,858,063	$ —	$ —	$9,773,880	$88,615,647	$2,293,460	4,072,410
Exchange-Traded Funds
Eaton Vance Preferred Securities & Income ETF	—	553,190	—	—	(5,964)	547,226	5,504	11,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	709,420	6,950,122	(7,032,274)	—	—	627,268	15,274	627,268
Total				$ —	$9,767,916	$89,790,141	$2,314,238

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$88,615,647	$ —	$ —	$88,615,647
Investments in Affiliated Portfolios	808,260,036	—	—	808,260,036
Debt Obligations	—	32,824,813	—	32,824,813
Exchange-Traded Funds	547,226	—	—	547,226
Preferred Stocks	3,538,095	—	—	3,538,095
Short-Term Investments	627,268	—	—	627,268
Total Investments	$901,588,272	$32,824,813	$—	$934,413,085
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2026 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.